GENERAL (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended
	Apr. 12, 2011	Sep. 30, 2008
Entity Listings [Line Items]
Common partnership units sold (in units)	13,800,000
Proceeds from issuance of common units in IPO offering	$ 310.5
Number of vessels, partnership interest	4
Golar LNG Partners LP [Member]
Entity Listings [Line Items]
Ownership interest in subsidiary contributed to partnership (in hundredths)	100.00%	60.00%
Common partnership units sold (in units)	13,800,000
Proceeds from issuance of common units in IPO offering	$ 310.5
Golar LNG Partners LP [Member] | Limited Partner [Member]
Entity Listings [Line Items]
Limited partners ownership interest (in hundredths)	98.00%
Golar LNG Partners LP [Member] | Limited Partner [Member] | Common Units [Member]
Entity Listings [Line Items]
Limited Partners' capital account units issued (in shares)	23,127,254
Limited partners ownership interest (in hundredths)	98.00%
Golar LNG Partners LP [Member] | Limited Partner [Member] | Subordinated Units [Member]
Entity Listings [Line Items]
Limited Partners' capital account units issued (in shares)	15,949,831
Golar LNG Partners LP [Member] | General Partner [Member] | Common Units [Member]
Entity Listings [Line Items]
Limited partners ownership interest (in hundredths)	2.00%
Golar LNG Partners LP [Member] | General Partner [Member] | Incentive Distribution Rights [Member]
Entity Listings [Line Items]
Limited partners ownership interest (in hundredths)	81.00%
Golar Energy [Member] | General Partner [Member] | Incentive Distribution Rights [Member]
Entity Listings [Line Items]
Limited partners ownership interest (in hundredths)	19.00%